DFA INVESTMENT DIMENSIONS GROUP INC. DIMENSIONAL INVESTMENT GROUP INC.

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR CLASS R1 SHARES AND CLASS R2 SHARES, DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) and Dimensional Investment Group Inc. (“DIG,” and together with DFAIDG, the “Funds”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Funds and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for the Funds and the Portfolios presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Boards of Directors

     At the Meeting, shareholders of DFAIDG and DIG elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of DFAIDG and DIG, respectively. Mr. Repetto had not served on the Boards prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Funds, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Boards. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of each Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 23 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 21 of the SAI:

		Term of Office[1] and Length of Service		Portfolios within the DFA Fund Complex[2] Overseen
Name, Address and Age
Other Directorships of Public Companies Held
	Position		Principal Occupation During Past 5 Years
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	DFAIDG- since 2009 DIG- since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
DEM, DFAIDG, DIG, The DFA Investment Trust
Company, DFA Australia Limited, Dimensional
Fund Advisors Ltd., and Dimensional Fund Advisors
Canada ULC. Formerly, Research Associate for
Dimensional Fund Advisors LP (June 2000 to April
			2002).	89 portfolios in 4 investment companies	None

1

     The following is added under the heading “Interested Directors” in the table beginning on page 21 of the SAI relating to each Director’s ownership of shares of the Portfolios described in the SAI:

Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Name	Dollar Range of Fund Shares Owned
Interested Directors:
Eduardo A. Repetto	U.S. Core Equity 1 Portfolio-Over $100,000	Over $100,000
U.S. Core Equity 2 Portfolio- Over $100,000
U.S. Large Company Portfolio-$10,001-$50,000
International Core Equity Portfolio-$10,001-$50,000
Large Cap International Portfolio-$10,001-$50,000

B.	Changes to the Portfolios’ Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolios approved amendments to certain fundamental investment limitations of the Portfolios. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolios.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 4-9 of the SAI:

INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;
(6)	engage in the business of underwriting securities issued by others; or
(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

2

     The Portfolios, except the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio, and DFA Inflation-Protected Securities Portfolio, will not:

(8) sell securities short; provided that the U.S. Targeted Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio, and Global 25/75 Portfolio are not subject to this limitation; or

(9) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that (a) each of the DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;” and (b) the DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry.

     The U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio, and DFA Inflation-Protected Securities Portfolio will not:

(10) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that the DFA International Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry.

     The investment limitations described in (5), (9), and (10) above do not prohibit each Feeder Portfolio, International Small Company Portfolio, and each Allocation Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds, the International Master Funds, or Underlying Funds, respectively. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests. The investment limitations of each Master Fund are similar to those of the corresponding Feeder Portfolio. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Allocation Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

     For purposes of the investment limitation described in (1) above, the Emerging Markets Portfolio and Emerging Markets Value Portfolio (indirectly through their investments in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.

     Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

     Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. For these purposes, each of the DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio (indirectly through their investment in the corresponding Master Funds), DFA Five-Year Global Fixed Income Portfolio, and Enhanced U.S. Large Company Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the

3

15% limitation on holdings of illiquid securities. While maintaining oversight, the Boards of Directors have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     The investment limitation described in (8) above does not prohibit the Enhanced U.S. Large Company Portfolio from maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

     For purposes of the investment limitations described in (9) and (10) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

     Notwithstanding any of the above investment limitations, the Emerging Markets Series, the Dimensional Emerging Markets Value Fund, the Emerging Markets Core Equity Portfolio and the DFA International Real Estate Securities Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors or whose use is otherwise considered by such Funds to be advisable. Each Master Fund, the Emerging Markets Core Equity Portfolio, or the DFA International Real Estate Securities Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

     Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

C.	Approval of Conversion of Dimensional Emerging Markets Value Fund Inc.

     On page 38, the final sentence of the third paragraph found under the heading “GENERAL INFORMATION” is revised to state the following:

     On November 21, 1997, the shareholders of Dimensional Emerging Markets Value Fund (“DEM”) approved its conversion from a closed-end management investment company to an open-end management investment company; and at the Meeting on June 2, 2009, the shareholders of DEM approved the redomestication of DEM from a Maryland corporation to a Delaware statutory trust.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Funds’ distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 52 of the SAI:

4

     The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios, Master Funds, and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the non-Feeder Portfolios, Master Funds, and Underlying Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios, Master Funds, and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios, Master Funds, or Underlying Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the non-Feeder Portfolios, Master Funds, or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a non-Feeder Portfolio, Master Fund, or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the applicable Fund or the Board of Trustees of the Trust, as applicable.

The date of this Supplement is September 15, 2009.

5

DFA INVESTMENT DIMENSIONS GROUP INC. DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR INSTITUTIONAL CLASS SHARES, DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) and Dimensional Investment Group Inc. (“DIG,” and together with DFAIDG, the “Funds”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Funds and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for the Funds and the Portfolios presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Boards of Directors

     At the Meeting, shareholders of DFAIDG and DIG elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of DFAIDG and DIG, respectively. Mr. Repetto had not served on the Boards prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Funds, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Boards. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of each Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 32 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 29 of the SAI:

		Term of Office[1] and Length of Service		Portfolios within the DFA Fund Complex[2] Overseen

Other Directorships of Public Companies Held
Name, Address and Age	Position		Principal Occupation During Past 5 Years
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	DFAIDG- since 2009 DIG- since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
DEM, DFAIDG, DIG, The DFA Investment Trust
Company, DFA Australia Limited, Dimensional
Fund Advisors Ltd., and Dimensional Fund Advisors
Canada ULC. Formerly, Research Associate for
Dimensional Fund Advisors LP (June 2000 to April
			2002).	89 portfolios in 4 investment companies	None

1

     The following is added under the heading “Interested Directors” in the table beginning on page 30 of the SAI relating to each Director’s ownership of shares of the Portfolios described in the SAI:

Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Name	Dollar Range of Fund Shares Owned
Interested Directors:
Eduardo A. Repetto	DFA Short-Term Municipal Bond Portfolio-Over $100,000	Over $100,000
U.S. Core Equity 1 Portfolio-Over $100,000
U.S. Core Equity 2 Portfolio- Over $100,000
U.S. Large Company Portfolio-$10,001-$50,000
International Core Equity Portfolio-$10,001-$50,000
Large Cap International Portfolio-$10,001-$50,000

B.	Changes to the Portfolios’ Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolios approved amendments to certain fundamental investment limitations of the Portfolios. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolios.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 5-11 of the SAI:

INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time, provided that, the DFA California Short-Term Municipal Bond Portfolio is not subject to this limitation;
(6)	engage in the business of underwriting securities issued by others; or

2

(7) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

     The U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, DFA International Value Portfolio, DFA International Small Cap Value Portfolio, International Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, and DFA Five-Year Global Fixed Income Portfolio will not:

(8) sell securities short.

     The Portfolios, except the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA California Short-Term Municipal Bond Portfolio, will not:

(9) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that (a) each of the DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;” and (b) the DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry.

     The U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA California Short-Term Municipal Bond Portfolio will not:

(10) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that (a) the DFA International Real Estate Securities Portfolio and the DFA Global Real Estate Securities Portfolio shall invest more than 25% of their total assets in securities of companies in the real estate industry, and (b) the DFA Selectively Hedged Global Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy.”

     The investment limitations described in (5), (9), and (10) above do not prohibit each Feeder Portfolio, International Small Company Portfolio, each Allocation Portfolio, and DFA Global Real Estate Securities Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds, the International Master Funds, or Underlying Funds, respectively. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests. The investment limitations of each Master Fund are similar to those of the corresponding Feeder Portfolio. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Allocation Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

3

     For purposes of the investment limitation described in (1) above, the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, and Emerging Markets Value Portfolio (indirectly through their investments in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes.

     Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

     Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. For these purposes, each of the DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio (indirectly through their investment in the corresponding Master Funds), DFA Five-Year Global Fixed Income Portfolio, and Enhanced U.S. Large Company Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Boards of Directors have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     The investment limitation described in (8) above does not prohibit the Enhanced U.S. Large Company Portfolio or DFA Short-Term Municipal Bond Portfolio from maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

     For purposes of the investment limitations described in (9) and (10) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

     For purposes of the investment limitation described in (9) above, the DFA Short-Term Municipal Bond Portfolio may invest more than 25% of its assets in tax-exempt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by a state or local government or a political subdivision of any of the foregoing; the Portfolio will not otherwise invest in an industry if, after giving affect to that investment, the Portfolio’s holding in that industry would exceed 25% of its total assets. For these purposes, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

4

     Additionally, for DFA California Short-Term Municipal Bond Portfolio, for purposes of the investment limitation (10) above, tax-exempt securities issued by governments or political subdivisions of governments are not considered to be a part of any industry.

     Notwithstanding any of the above investment limitations, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Dimensional Emerging Markets Value Fund, the Emerging Markets Core Equity Portfolio, the T.A. World ex U.S. Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, and the DFA Global Real Estate Securities Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by such Master Funds and Portfolios to be advisable. Each Master Fund, the Emerging Markets Core Equity Portfolio, the T.A. World ex U.S. Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, or the DFA Global Real Estate Securities Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

     Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

C.	Approval of Conversion of Dimensional Emerging Markets Value Fund Inc.

     On page 49, the final sentence of the third paragraph found under the heading “GENERAL INFORMATION” is revised to state the following:

     On November 21, 1997, the shareholders of Dimensional Emerging Markets Value Fund (“DEM”) approved its conversion from a closed-end management investment company to an open-end management investment company; and at the Meeting on June 2, 2009, the shareholders of DEM approved the redomestication of DEM from a Maryland corporation to a Delaware statutory trust.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Funds’ distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 71 of the SAI:

     The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios, Master Funds, and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the non-Feeder Portfolios, Master Funds, and Underlying Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios, Master Funds, and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating

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conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios, Master Funds, or Underlying Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the non-Feeder Portfolios, Master Funds, or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a non-Feeder Portfolio, Master Fund, or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the applicable Fund or the Board of Trustees of the Trust, as applicable.

The date of this Supplement is September 15, 2009.

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DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA International High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) and Dimensional Investment Group Inc. (“DIG,” and together with DFAIDG, the “Funds”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Funds and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for the Funds and the Portfolios presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Boards of Directors

     At the Meeting, shareholders of DFAIDG and DIG elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of DFAIDG and DIG, respectively. Mr. Repetto had not served on the Boards prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Funds, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Boards. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of each Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 13 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 10 of the SAI:

Name, Address and Age		Term of Office[1] and Length of Service		Portfolios within the DFA Fund Complex[2] Overseen

Other Directorships of Public Companies Held
	Position		Principal Occupation During Past 5 Years
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	DFAIDG- since 2009 DIG- since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
Dimensional Emerging Markets Value Fund Inc.,
DFAIDG, DIG, The DFA Investment Trust
Company, DFA Australia Limited, Dimensional
Fund Advisors Ltd., and Dimensional Fund Advisors
Canada ULC. Formerly, Research Associate for
Dimensional Fund Advisors LP (June 2000 to April
			2002).	89 portfolios in 4 investment companies	None

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     The following is added under the heading “Interested Directors” in the table beginning on page 11 of the SAI relating to each Director’s ownership of shares of the Portfolios described in the SAI:

Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Name	Dollar Range of Fund Shares Owned
Interested Directors:
Eduardo A. Repetto	None	Over $100,000

B.	Changes to the Portfolios’ Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolios approved amendments to certain fundamental investment limitations of the Portfolios. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolios.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 3-5 of the SAI:

INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction;
(6)	engage in the business of underwriting securities issued by others;
(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry, except the LWAS/DFA Two-Year Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;”

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(8)	sell securities short; or
(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

     The investment limitations described in (5) and (7) above do not prohibit each Feeder Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds.

     With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.

     Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of the Master Funds, these Portfolios do not intend to lend those shares.

     Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. For these purposes, the LWAS/DFA Two-Year Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Boards of Directors have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Funds’ distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 36 of the SAI:

     The Board of Directors of DIG and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the non-Feeder Portfolios and Master Funds as understood by the Advisor at the time of the vote.

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Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios and Master Funds, in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios or Master Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the non-Feeder Portfolios or Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a non-Feeder Portfolio or Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund or the Board of Trustees of the Trust, as applicable.

The date of this Supplement is September 15, 2009.

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